Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Loss before provision for income tax and non-controlling interests	$ (4,450,994)	$ (8,910,002)	$ (5,136,434)
PRC corporate income tax rate	25.00%	25.00%	25.00%
Income tax benefit computed at PRC statutory corporate income tax rate	$ (1,112,749)	$ (2,227,500)	$ (1,284,108)
Reconciling items:
Allowances and reserves	20,414	4,940	126,090
Impairment on intangible assets		818,935
BVI tax rate and PRC tax law differential	346,349	239,493	431,122
Others	40,828	300	39,977
Valuation allowance on deferred tax assets	705,158	1,163,832	686,919
Income tax benefit